Commitments and Contingencies (Details)		12 Months Ended
	Nov. 30, 2025 SGD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Commitments and Contingencies [Abstract]
Total fine	$ 250,000
Monthly installment	10 months
Monthly payment	$ 25,000
Accrued provision for legal proceedings		$ 200,000	$ 155,533	$ 275,000	$ 385,000
Litigation loss					$ 125,000